Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Tax
PRC	$ (148,696,060)		$ 40,605,716	$ 24,990,443
Outside of PRC	(14,711,876)		(8,918,616)	(5,119,860)
Income (loss) before taxes and loss from equity in affiliates	(163,407,936)		31,687,100	19,870,583
PRC	(1,409,996)		2,725,114	(378,008)
Outside of PRC	4,895		6,600	225,009
Current income taxes expenses (benefits)	(1,405,101)		2,731,714	(152,999)
PRC	(12,092,683)		7,933,308	9,142,661
Deferred income taxes expenses (benefits)	(12,092,683)		7,933,308	9,142,661
Income tax expense (benefits)	$ (13,497,784)		$ 10,665,022	$ 8,989,662
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses	$ 4,987,961		$ 6,904,617
Bad debt provision	28,843,655		3,243,962
Net operating loss carry forwards	40,000,359		35,417,606
Advertising expenses	1,441,682		433,300
Accrued expense	2,434,194
Others	629,598		619,872
Gross deferred tax assets	78,337,449		46,619,357
Valuation allowance	(26,732,045)		(5,714,480)	$ (5,634,684)	$ (480,689)
Total deferred tax assets	51,605,404		40,904,877
Deferred tax liabilities:
Intangible assets from acquisition and other assets	6,042,540		8,558,649
Total deferred tax liabilities	$ 6,042,540		$ 8,558,649
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 15,685	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years	10 years	10 years
Period of statute of limitations, in case of tax evasion	0 years	0 years
PRC | Shanghai SINA Leju | HNTE | Tax year 2018 through 2023
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%